Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of the impact of new standards	The impact on transition is summarized below.

January 1, 2019
Right-of-use assets	$11,434
Prepaid expenses	(20)
Accrued liabilities	282
Deferred lease inducements	2,292
Lease liability	(13,988)

Disclosure of initial application of standards or interpretations	The weighted-average rate applied is 7%.

January 1, 2019
Operating lease commitment disclosed as at December 31, 2018	$17,770
Discounted using the lessee's incremental borrowing rate as at the date of initial application	14,110
Add: Finance lease liabilities previously recognized as at December 31, 2018	5,695
Less: Short term leases not recognized under IFRS 16	(122)
Lease liability recognized as at January 1, 2019	$19,683
The adoption of IFRS 16 Leases had the following impact for the year ended December 31, 2019.

Amounts recognized in profit or loss	December 31, 2019
Interest on lease liabilities	$1,383
Income from sub-leasing right-of-use assets	$1,556
Expenses relating to short-term leases	$179

Amounts recognized in the statement of cash flows
Interest paid	$1,383
Principal payments of lease liabilities	$2,053
Expenses relating to short-term leases	$179
Total cash outflow for leases	$3,615